Expense Example - Spirit of America Energy Fund	Mar. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 721
Expense Example, with Redemption, 3 Years	1,028
Expense Example, with Redemption, 5 Years	1,356
Expense Example, with Redemption, 10 Years	2,283
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,605
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	$ 1,545